Offerings - Offering: 1	Jan. 16, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	19,047,619
Proposed Maximum Offering Price per Unit | $ / shares	1.05
Maximum Aggregate Offering Price	$ 19,999,999.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form F-1 shall also cover such indeterminate number of additional ordinary shares, no par value per share (“Ordinary Shares”), of Mixed Martial Arts Group Limited (the “Company”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Includes 18,647,619 Ordinary Shares that the Company may elect, in its sole discretion, to issue and sell to American Ventures LLC, Series XL MMA ELOC (“American Ventures”), from time to time during the Commitment Period (as defined in the Equity Purchase Agreement, dated December 29, 2025, between the Company and American Ventures (the “Equity Purchase Agreement”)) pursuant the Equity Purchase Agreement. We have separately registered 400,000 Ordinary Shares that were issued to American Ventures as consideration for it establishing an equity line of credit.Estimated solely for the purpose of calculating the registration fee, based on the average of the bid and asked prices of the Ordinary Shares on the NYSE American as of January 15, 2026, which date is within five (5) business days prior to the filing of this Registration Statement on Form F-1. This calculation is in accordance with Rule 457(c) of the Securities Act.